Law Offices

Stradley Ronon Stevens & Young, LLP

2005 Market Street
Suite 2600
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

July 29, 2011

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Scout Funds
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Scout Funds (the “Registrant”).  This Registration Statement is being filed to register shares of the Scout Small Cap Fund (the "Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of the Scout TrendStar Small Cap Fund (the "Acquired Fund"), also a series of the Registrant, in connection with the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.  Shareholder approval is not being requested for this matter. It is proposed that this filing will become automatically effective on August 29, 2011 pursuant to Rule 488 under the 1933 Act.  A definitive Information Statement/Prospectus will be filed and mailed to the Acquired Fund shareholders shortly thereafter.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (1) the prospectus for the Acquired Fund and the Acquiring Fund dated June 15, 2011; (2) the statement of additional information for the Acquired Fund and the Acquiring Fund dated October 31, 2010; (3) the audited financial statements and related report of the independent public accounting firm included in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2010, with respect to the Acquired Fund and the Acquiring Fund; and (4) the unaudited financial statements included in the Funds’ Semi-Annual Report to Shareholders for the six months ended December 31, 2010, with respect to the Acquired Fund and the Acquiring Fund.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8521 or Michael P. O’Hare, Esq. at (215) 564-8198.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.